Schedule of Assets (Held at End of Year) (Details) - EBP 019 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-0458500
Plan number	019
Participant loan, current value	$ 920,456
Asset held for investment	$ 40,605,480
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%	9.50%
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 10,995,980
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	28,689,044
Investment, Identifier [Axis]: American Funds | American Funds EUPAC Fund; Class R-6 | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,417,689
Investment, Identifier [Axis]: Aristotle Capital Mgmt | Aristotle Value Equity CIT; B | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,056,393
Investment, Identifier [Axis]: Prudential Trust Company | Prudential Core Plus Bond Fund Collective Trust; Class 6 | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	524,598
Investment, Identifier [Axis]: SEI Trust Company | Wasatch Core Growth CIT; Class A | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,049,751
Investment, Identifier [Axis]: Vanguard | Vanguard Institutional Index Fund Institutional Plus Shares | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,224,815
Investment, Identifier [Axis]: Vanguard | Vanguard Mid-Cap Index Fund; Institutional Shares | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	906,620
Investment, Identifier [Axis]: Vanguard | Vanguard Small-Cap Index Fund; Institutional Shares | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	694,183
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2020 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,208,241
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2025 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,518,137
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2030 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,204,485
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2035 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,139,451
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2040 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,475,070
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2045 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,204,049
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2050 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,084,595
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2055 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,783,185
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2060 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,663,058
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2065 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	576,314
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement 2070 Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	612,705
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement Income Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	538,988
Investment, Identifier [Axis]: Vanguard | Vanguard Target Retirement Income and Growth Trust II | Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	50,024
Investment, Identifier [Axis]: Vanguard | Vanguard Total Bond Market Index Fund; Institutional Shr | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,147,415
Investment, Identifier [Axis]: Vanguard | Vanguard Total International Stock Index Fund; Institutional Shr | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	887,505
Investment, Identifier [Axis]: Vanguard | Vanguard Treasury Money Market Fund | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 717,753